EQUITY - Profit Reserve (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Reserves
Profit reserves	R$ 15,887,829	R$ 1,321,854
Retention of Profits
Capital Reserves
Profit reserves	5,947,331	713,802
Unrealized Profits
Capital Reserves
Profit reserves		386,375
Legal
Capital Reserves
Profit reserves	834,414	171,295
Statutory Reserve
Capital Reserves
Profit reserves	183,006	R$ 50,382
Statutory - Investment
Capital Reserves
Profit reserves	6,631,189
Special Dividend Reserve
Capital Reserves
Profit reserves	R$ 2,291,889